SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total operating revenues	$ 72,114	$ 77,361	$ 141,929	$ 147,271
Vessel operating expenses	(12,991)	(14,913)	(29,203)	(31,723)
Voyage and commission expenses	(2,359)	(1,621)	(4,543)	(3,479)
Administrative expenses	(3,913)	(3,251)	(7,630)	(7,117)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	52,851	57,576	100,553	104,952
Total assets	2,050,909	2,160,064	2,050,909	2,160,064	$ 2,105,612
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	98,132	103,379	193,965	199,307
Vessel operating expenses	(18,602)	(21,076)	(40,817)	(43,839)
Voyage and commission expenses	(2,359)	(1,671)	(4,543)	(3,709)
Administrative expenses	(4,035)	(3,449)	(7,882)	(7,623)
Amount invoiced under sales-type lease	4,550	2,300	9,100	2,300
Adjusted EBITDA	77,686	79,483	149,823	146,436
Total assets	2,050,909	2,160,064	2,050,909	2,160,064
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	59,033	64,824	112,474	118,229
Vessel operating expenses	(8,525)	(10,070)	(20,020)	(21,863)
Voyage and commission expenses	(935)	(1,109)	(2,248)	(2,233)
Administrative expenses	(2,469)	(1,947)	(4,833)	(4,324)
Amount invoiced under sales-type lease	4,550	2,300	9,100	2,300
Adjusted EBITDA	51,654	53,998	94,473	92,109
Total assets	1,057,902	1,103,883	1,057,902	1,103,883
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	13,081	12,537	29,455	29,042
Vessel operating expenses	(4,466)	(4,843)	(9,183)	(9,860)
Voyage and commission expenses	(1,424)	(512)	(2,295)	(1,246)
Administrative expenses	(1,444)	(1,304)	(2,797)	(2,793)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	5,747	5,878	15,180	15,143
Total assets	498,433	523,056	498,433	523,056
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues	26,018	26,018	52,036	52,036
Vessel operating expenses	(5,611)	(6,163)	(11,614)	(12,116)
Voyage and commission expenses	0	(50)	0	(230)
Administrative expenses	(122)	(198)	(252)	(506)
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	20,285	19,607	40,170	39,184
Total assets	187,735	200,861	187,735	200,861
Unallocated
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Vessel operating expenses	0	0	0	0
Voyage and commission expenses	0	0	0	0
Administrative expenses	0	0	0	0
Amount invoiced under sales-type lease	0	0	0	0
Adjusted EBITDA	0	0	0	0
Total assets	306,839	332,264	306,839	332,264
Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	(26,018)	(26,018)	(52,036)	(52,036)
Vessel operating expenses	5,611	6,163	11,614	12,116
Voyage and commission expenses	0	50	0	230
Administrative expenses	122	198	252	506
Amount invoiced under sales-type lease	(4,550)	(2,300)	(9,100)	(2,300)
Adjusted EBITDA	(24,835)	(21,907)	(49,270)	(41,484)
Total assets	$ 0	$ 0	$ 0	$ 0